Foreign Activities (Consolidated Income Statement and Total Assets Information by Major Geographic Area) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Segment Reporting Information [Line Items]
Total revenue	[1]	¥ 2,113,700	¥ 3,497,900	¥ 3,458,900
Total expenses	[2]	2,356,200	2,469,100	3,305,400
Income (loss) before income tax expense (benefit)		(242,488)	1,028,764	153,490
Net income (loss)		(101,471)	818,048	106,315
Total assets		231,550,704	221,651,474	211,218,800
Japan
Segment Reporting Information [Line Items]
Total revenue	[1]	991,100	2,290,800	1,681,000
Total expenses	[2]	1,713,800	1,918,200	2,008,900
Income (loss) before income tax expense (benefit)		(722,700)	372,600	(327,900)
Net income (loss)		(509,000)	235,600	(312,800)
Total assets		155,111,200	152,613,700	137,470,400
United States of America
Segment Reporting Information [Line Items]
Total revenue	[1]	562,900	503,800	801,500
Total expenses	[2]	265,000	243,500	679,200
Income (loss) before income tax expense (benefit)		297,900	260,300	122,300
Net income (loss)		275,200	227,400	100,400
Total assets		36,765,700	31,939,900	34,650,400
Others
Segment Reporting Information [Line Items]
Total revenue	[1]	41,700	154,500	95,100
Total expenses	[2]	19,000	14,400	41,500
Income (loss) before income tax expense (benefit)		22,700	140,100	53,600
Net income (loss)		18,300	137,200	51,500
Total assets		3,667,900	4,405,300	4,137,300
Europe
Segment Reporting Information [Line Items]
Total revenue	[1]	184,800	188,700	270,400
Total expenses	[2]	189,200	115,800	239,100
Income (loss) before income tax expense (benefit)		(4,400)	72,900	31,300
Net income (loss)		(16,300)	60,900	23,600
Total assets		15,795,900	14,150,600	15,487,000
Asia/Oceania excluding Japan, and others
Segment Reporting Information [Line Items]
Total revenue	[1]	333,200	360,100	610,900
Total expenses	[2]	169,200	177,200	336,700
Income (loss) before income tax expense (benefit)		164,000	182,900	274,200
Net income (loss)		130,300	156,900	243,600
Total assets		¥ 20,210,000	¥ 18,542,000	¥ 19,473,700

[1]	Total revenue is comprised of Interest and dividend income and Noninterest income.
[2]	Total expenses are comprised of Interest expense, Provision (credit) for credit losses and Noninterest expenses.